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Merrill Lynch Investment Managers


www.mlim.ml.com


Semi-Annual Report
July 31, 2002


Mercury
U.S. Government
Securities Fund


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Mercury U.S. Government Securities Fund,
A Series of The Asset Program, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
James H. Bodurtha, Director
Joe Grills, Director
Herbert I. London, Director
Andre F. Perold, Director
Roberta Cooper Ramo, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
R. Elise Baum, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Lawrence R. Fuller, Senior Vice President
Frank Viola, Senior Vice President
Teresa Giacino, Vice President
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260



July 31, 2002, Mercury U.S. Government Securities Fund


DEAR SHAREHOLDER


We are pleased to provide you with this semi-annual report to shareholders. For the six months ended July 31, 2002, Mercury U.S. Government Securities Fund's Class I, Class A, Class B and Class C Shares had total returns of +5.39%, +5.17%, +4.91% and +4.88%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) The Fund performed very well relative to its unmanaged benchmark, the Salomon Brothers Mortgage Index, which had a return of +4.68% for the same period.


Portfolio Matters
At the first Federal Open Market Committee meeting held during the six-month period ended July 31, 2002, the Federal Reserve Board's bias was changed from weakness to neutral. However, even without an easing of monetary policy, intermediate- and long-term interest rates fell across the board. The two-year and five-year U.S. Treasury note yields both fell 92 basis points (0.92%) while the ten-year and 30-year U.S. Treasury yields fell 57 basis points and 13 basis points, respectively. Although interest rates were lower at the end of the period than at the beginning, there was much volatility throughout the six-month period. For example, the ten-year Treasury yield, a benchmark for mortgage-backed securities
(MBS), had more than a 100 basis point swing between its high and low yield. MBS do not respond well to volatility, but the Treasury yield curve steepened further to which MBS responded very well. The two-year - ten-year sector Treasury yield curve began the period with a 188 basis point spread, and ended the period with a 233 basis point spread. Though it was hard to compete with the performance of the U.S. Treasury market as equity markets fell, MBS performed very well on a duration-adjusted basis and outperformed the credit component of the unmanaged Salomon Smith Barney Broad Investment Grade Index. Demand for MBS from corporate crossover buying largely aided the performance of the MBS market for the period.

We positioned the Fund to perform well if interest rates moved lower. Although interest rates were volatile during the period, they ended the period much lower than where they began, which benefited the Fund. Since lower interest rates correspond to higher prepayment risk, we undertook measures to limit the Fund's prepayment risk. The Fund had more than 30% allocated to multi-family MBS, which have prepayment protection by means of yield maintenance and lockout periods. In addition to prepayment protection, the multi-family pools benefited by rolling down a very steep and valuable Treasury yield curve. Additionally, since multi-family pools have stated final maturity dates and are benchmarked off the Treasury curve, they participated very nicely in the rally experienced during the period.



July 31, 2002, Mercury U.S. Government Securities Fund


The Fund also had a heavy position in MBS collateral, concentrating its investments in 30-year and 15-year MBS with coupons between 5.5% and 7.5%. Since demand for MBS held steady throughout the period, much of this allocation participated in the dollar roll program as MBS became special and financing costs traded through carry. In addition to corporate crossover buying, banks also kept up demand for MBS aiding the performance of MBS. The Fund also increased its allocation to U.S. Treasury securities, which worked out well as the Treasury market became a safe haven from the volatile stock market.

Because interest rates remain low, we will continue to de-emphasize securities that would be negatively affected by an increase in prepayments. Going forward, we expect to achieve this through the use of U.S. Treasury notes, multi-family pools with prepayment protection and moving lower in coupon. MBS continue to offer excellent liquidity and credit quality with yields that remain attractive.


In Conclusion
We appreciate your continued support of Mercury U.S. Government
Securities Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Frank Viola)
Frank Viola
Senior Vice President and
Portfolio Manager



(Teresa L. Giacino)
Teresa L. Giacino
Vice President and
Portfolio Manager


September 4, 2002



July 31, 2002, Mercury U.S. Government Securities Fund


PROXY RESULTS

During the six-month period ended July 31, 2002, Mercury U.S.
Government Securities Fund's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:


                                                    Shares Voted   Shares Withheld
                                                        For          From Voting
1. To elect the Fund's
   Board of Directors:      Terry K. Glenn            6,641,174          138,475
                            James H. Bodurtha         6,641,764          137,885
                            Joe Grills                6,640,787          138,862
                            Herbert I. London         6,641,556          138,093
                            Andre F. Perold           6,639,552          140,097
                            Roberta Cooper Ramo       6,640,441          139,208
                            Robert S. Salomon, Jr.    6,640,232          139,417
                            Melvin R. Seiden          6,639,846          139,803
                            Stephen B. Swensrud       6,639,255          140,394



July 31, 2002, Mercury U.S. Government Securities Fund


FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. The shares automatically convert to Class AShares after approximately ten years.

CLASS C SHARES are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived its management fee and a portion of its other expenses. Without such waiver, the Fund's performance would have been lower.



July 31, 2002, Mercury U.S. Government Securities Fund


FUND PERFORMANCE DATA (CONTINUED)


RECENT PERFORMANCE RESULTS

                           6-Month        12-Month    Since Inception    Standardized
As of July 31, 2002      Total Return   Total Return    Total Return     30-Day Yield
Class I*                     +5.39%        +8.56%        +83.92%             4.94%
Class A*                     +5.17         +8.19         +80.10              4.40
Class B*                     +4.91         +7.65         +73.06              4.35
Class C*                     +4.88         +7.71         +72.52              4.69
Salomon Brothers
Mortgage Index**             +4.68         +8.32         +77.83               --

*Investment results shown do not reflect sales charges. Results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the payable date.
Prior to April 3, 2000, Class I Shares were designated Class A
Shares and Class A Shares were designated Class D Shares. The Fund commenced operations on 2/01/95.
**This unmanaged Index reflects the performance of a capital market weighting of the outstanding agency issued mortgage-backed securities. Since inception total return is from 2/28/95.


July 31, 2002, Mercury U.S. Government Securities Fund


FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN


                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*++                         Charge         Charge**

One Year Ended 6/30/02                     +8.91%         +4.55%
Five Years Ended 6/30/02                   +7.77          +6.90
Inception (2/01/95) through 6/30/02        +8.34          +7.75

*Maximum sales charge is 4%.
**Assuming maximum sales charge.
++Prior to April 3, 2000, Class I Shares were designated as Class A
Shares.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*++                         Charge         Charge**

One Year Ended 6/30/02                     +8.54%         +4.20%
Five Years Ended 6/30/02                   +7.46          +6.59
Inception (2/01/95) through 6/30/02        +8.04          +7.44

*Maximum sales charge is 4%.
**Assuming maximum sales charge.
++Prior to April 3, 2000, Class A Shares were designated as Class D
Shares.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 6/30/02                     +8.10%         +4.10%
Five Years Ended 6/30/02                   +6.92          +6.61
Inception (2/01/95) through 6/30/02        +7.48          +7.48

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 6/30/02                     +8.17%         +7.17%
Five Years Ended 6/30/02                   +6.89          +6.89
Inception (2/01/95) through 6/30/02        +7.43          +7.43

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



July 31, 2002, Mercury U.S. Government Securities Fund


SCHEDULE OF INVESTMENTS

                                                                                          In U.S. Dollars
                          Face                                 Interest         Maturity
Industries               Amount           Issue                  Rate           Date(s)          Value
U.S. Government     $ 2,812,252   Fannie Mae (4)                  6.00%        2/01/2009     $  2,904,310
Agency                2,211,239   Fannie Mae                      6.00         5/01/2031        2,231,713
Mortgage-             1,063,097   Fannie Mae                      6.50        2/01/2012 -       1,111,035
Backed                                                                         2/01/2014
Obligations*--        6,000,000   Fannie Mae                      6.50           TBA(1)         6,174,918
91.6%                 3,965,016   Fannie Mae--                    5.56         12/01/2011       4,102,279
                                  Multi-Family
                                  #0384518++(5)
                      2,324,557   Fannie Mae --                   5.625        11/01/2011       2,391,155
                                  Multi-Family
                                  #0384507++(5)
                      3,767,956   Fannie Mae--                    5.683        12/01/2011       3,893,209
                                  Multi-Family
                                  #0384636++(2)
                      2,499,334   Fannie Mae --                   5.69         12/01/2008       2,637,857
                                  Multi-Family
                                  #0460211++(5)
                      1,914,386   Fannie Mae--                    5.71         1/01/2009        2,022,818
                                  Multi-Family
                                  #0381208++(5)
                      3,480,774   Fannie Mae--                    5.786        1/01/2007        3,621,572
                                  Multi-Family
                                  #0384693++(3)
                      3,958,182   Fannie Mae--                    5.859        9/01/2006        4,180,668
                                  Multi-Family
                                  #0384046++(3)
                      1,914,452   Fannie Mae--                    6.18         1/01/2006        2,049,372
                                  Multi-Family
                                  #0073313++(5)
                      3,878,852   Freddie Mac--                   5.50        3/01/2013 -       3,948,667
                                  Gold Program                                 3/01/2016
                      1,632,908   Freddie Mac--                   6.00        7/01/2029 -       1,653,763
                                  Gold Program                                 4/01/2031
                      2,000,000   Freddie Mac--                   6.00           TBA(1)         2,021,140
                                  Gold Program
                      4,822,988   Freddie Mac--                   6.50        7/01/2016 -       5,029,592
                                  Gold Program                                 12/01/2016
                      1,844,053   Freddie Mac--                   6.50           TBA(1)         1,899,810
                                  Gold Program
                        312,445   Freddie Mac--                   7.00         11/01/2015         330,348
                                  Gold Program



July 31, 2002, Mercury U.S. Government Securities Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                          In U.S. Dollars
                          Face                                 Interest         Maturity
Industries               Amount           Issue                  Rate           Date(s)          Value
U.S. Government     $ 5,073,824   Freddie Mac--                   7.00%       6/01/2031 -    $  5,281,699
Agency                            Gold Program                                 10/01/2031
Mortgage-               102,392   Freddie Mac--
Backed                            Gold Program                    7.50         11/01/2031         107,923
Obligations*            905,819   Government National
(concluded)                       Mortgage Association            5.50        3/15/2029 -         898,675
                                                                               4/15/2029
                      6,745,815   Government National
                                  Mortgage Association            6.50        8/15/2031 -       6,965,256
                                                                               3/15/2032
                      2,064,927   Government National
                                  Mortgage Association            7.00        6/15/2028 -       2,160,781
                                                                               5/15/2032
                      7,711,680   Government National
                                  Mortgage Association            7.50        5/15/2030 -       8,167,718
                                                                               10/15/2031

                                  Total U.S. Government Agency Mortgage-Backed
                                  Obligations (Cost--$73,961,343)                              75,786,278

U.S. Government       7,000,000   U.S. Treasury Notes             4.875        2/15/2012        7,221,487
Obligations--
8.7%

                                  Total U.S. Government Obligations
                                  (Cost--$7,105,456)                                            7,221,487



Short-Term
Securities
Repurchase            6,830,000   Morgan Stanley & Co., Inc., purchased
Agreements**--                    on 7/31/2002 to yield 1.80% to 8/01/2002                      6,830,000
8.3%

U.S. Government       5,000,000   Fannie Mae, 1.70% due 8/14/2002                               4,996,931
Agency
Obligations***--
6.0%

                                  Total Investments in Short-Term Securities
                                  (Cost--$11,826,931)                                          11,826,931

                                  Total Investments
                                  (Cost--$92,893,730)--114.6%                                  94,834,696



July 31, 2002, Mercury U.S. Government Securities Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                          In U.S. Dollars
Options              Nominal Value
Written            Covered by Options            Issue                                        Value
Call Options          4,000,000   Freddie Mac--Gold Program, 7%, 30 year,
Written--0.0%                     expiring August 2002 at U.S. $103,375                      $   (27,376)

                                  Total Options Written
                                  (Premiums Received--$15,734)                                   (27,376)

                                  Total Investments, Net of Options Written
                                  (Cost--$92,877,996)--114.6%                                  94,807,320
                                  Liabilities in Excess of Other Assets--(14.6%)             (12,044,025)
                                                                                             ------------
                                  Net Assets--100.0%                                         $ 82,763,295
                                                                                             ============

*Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
**Repurchase Agreements are fully collateralized by U.S. Government
& Agency Obligations.
***Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
++Underlying multi-family loans have prepayment protection by means of lockout periods and/or yield maintenance premiums.
(1)Represents or includes a "to-be-announced" (TBA) transaction. The
Fund has committed to purchase securities for which all specific information is not available at this time.
(2)Represents balloon mortgages that amortize on a 20-year schedule and have 10-year original maturities.
(3)Represents balloon mortgages that amortize on a 30-year schedule and have 5-year original maturities.
(4)Represents balloon mortgages that amortize on a 30-year schedule and have 7-year original maturities.
(5)Represents balloon mortgages that amortize on a 30-year schedule and have 10-year original maturities.

See Notes to Financial Statements.


July 31, 2002, Mercury U.S. Government Securities Fund


STATEMENT OF ASSETS AND
LIABILITIES

As of July 31, 2002
Assets:
Investments, at value (identified cost--$92,893,730)                                        $  94,834,696
Cash                                                                                                  862
Receivables:
  Securities sold                                                          $   9,155,040
  Interest                                                                       385,747
  Capital shares sold                                                            145,270        9,686,057
                                                                           -------------
Prepaid registration fees and other assets                                                        380,120
                                                                                            -------------
Total assets                                                                                  104,901,735
                                                                                            -------------

Liabilities:
Options written, at value (premiums received--$15,734)                                             27,376
Payables:
  Securities purchased                                                        21,004,418
  Capital shares redeemed                                                        836,848
  Dividends to shareholders                                                      134,484
  Distributor                                                                     48,042       22,023,792
                                                                           -------------
Accrued expenses                                                                                   87,272
                                                                                            -------------
Total liabilities                                                                              22,138,440
                                                                                            -------------

Net Assets:
Net assets                                                                                  $  82,763,295
                                                                                            =============

Net Assets Consist of:
Class I Common Stock, $.10 par value, 6,250,000 shares
  authorized                                                                                $      42,052
Class A Common Stock, $.10 par value, 6,250,000 shares
  authorized                                                                                       71,087
Class B Common Stock, $.10 par value, 6,250,000 shares
  authorized                                                                                      456,989
Class C Common Stock, $.10 par value, 6,250,000 shares
  authorized                                                                                      198,659
Paid-in capital in excess of par                                                               79,777,119
Undistributed investment income--net                                       $      16,013
Undistributed realized capital gains on investments--net                         272,052
Unrealized appreciation on investments--net                                    1,929,324
                                                                           -------------
Total accumulated earnings--net                                                                 2,217,389
                                                                                            -------------
Net assets                                                                                  $  82,763,295
                                                                                            =============

Net Asset Value:
Class I--Based on net assets of $4,536,576 and 420,521
  shares outstanding                                                                        $       10.79
                                                                                            =============
Class A--Based on net assets of $7,655,010 and 710,871
  shares outstanding                                                                        $       10.77
                                                                                            =============
Class B--Based on net assets of $49,174,543 and 4,569,891
  shares outstanding                                                                        $       10.76
                                                                                            =============
Class C--Based on net assets of $21,397,166 and 1,986,585
  shares outstanding                                                                        $       10.77
                                                                                            =============

See Notes to Financial Statements.


July 31, 2002, Mercury U.S. Government Securities Fund


STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2002
Investment Income:
Interest                                                                                    $   2,241,368
                                                                                            -------------

Expenses:
Investment advisory fees                                                   $     204,054
Account maintenance and distribution fees--Class B                               183,039
Account maintenance and distribution fees--Class C                                80,928
Transfer agent fees--Class B                                                      40,889
Printing and shareholder reports                                                  28,326
Accounting services                                                               22,699
Registration fees                                                                 21,655
Transfer agent fees--Class C                                                      17,842
Custodian fees                                                                    17,475
Professional fees                                                                 11,654
Account maintenance fees--Class A                                                  9,347
Transfer agent fees--Class A                                                       5,545
Transfer agent fees--Class I                                                       3,792
Directors' fees and expenses                                                       2,306
Pricing fees                                                                       1,734
Other                                                                              5,575
                                                                           -------------
Total expenses before reimbursement                                              656,860
Reimbursement of expenses                                                      (383,547)
                                                                           -------------
Total expenses after reimbursement                                                                273,313
                                                                                            -------------
Investment income--net                                                                          1,968,055
                                                                                            -------------

Realized & Unrealized Gain on Investments--Net:
Realized gain on investments--net                                                                 301,340
Change in unrealized appreciation on investments--net                                           1,756,159
                                                                                            -------------
Total realized and unrealized gain on investments--net                                          2,057,499
                                                                                            -------------
Net Increase in Net Assets Resulting from Operations                                        $   4,025,554
                                                                                            =============

See Notes to Financial Statements.


July 31, 2002, Mercury U.S. Government Securities Fund


STATEMENTS OF CHANGES
IN NET ASSETS

                                                                            For the Six        For the
                                                                            Months Ended      Year Ended
                                                                              July 31,       January 31,
Increase (Decrease)in Net Assets:                                               2002             2002
Operations:
Investment income--net                                                     $   1,968,055    $   2,349,629
Realized gain on investments--net                                                301,340          341,558
Change in unrealized appreciation/depreciation on
  investments--net                                                             1,756,159          107,223
                                                                           -------------    -------------
Net increase in net assets resulting from operations                           4,025,554        2,798,410
                                                                           -------------    -------------

Dividends & Distributions to Shareholders:
Investment income--net:
  Class I                                                                      (139,855)         (97,974)
  Class A                                                                      (195,622)        (189,601)
  Class B                                                                    (1,158,493)      (1,485,857)
  Class C                                                                      (474,085)        (576,197)
Realized gain on investments--net:
  Class I                                                                             --          (3,641)
  Class A                                                                             --         (10,389)
  Class B                                                                             --         (72,880)
  Class C                                                                             --         (26,546)
                                                                           -------------    -------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders                                              (1,968,055)      (2,463,085)
                                                                           -------------    -------------

Capital Share Transactions:
Net increase in net assets derived from capital share
  transactions                                                                 4,439,698       50,440,146
                                                                           -------------    -------------

Net Assets:
Total increase in net assets                                                   6,497,197       50,775,471
Beginning of period                                                           76,266,098       25,490,627
                                                                           -------------    -------------
End of period*                                                             $  82,763,295    $  76,266,098
                                                                           =============    =============

*Undistributed investment income--net                                      $      16,013    $      16,013
                                                                           =============    =============

See Notes to Financial Statements.


July 31, 2002, Mercury U.S. Government Securities Fund


FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                     Class I++++
                                           For the
                                          Six Months
                                            Ended
Increase (Decrease) in                     July 31,              For the Year Ended January 31,
Net Asset Value:                             2002         2002          2001         2000         1999
Per Share Operating Performance:
Net asset value, beginning of
  period                                    $  10.52     $  10.41     $   9.85     $  10.52      $  10.48
                                            --------     --------     --------     --------      --------
Investment income--net                     .29++++++          .57          .66          .64           .64
Realized and unrealized gain (loss)
  on investments--net                            .27          .13          .56        (.67)           .21
                                            --------     --------     --------     --------      --------
Total from investment operations                 .56          .70         1.22        (.03)           .85
                                            --------     --------     --------     --------      --------
Less dividends and distributions:
  Investment income--net                       (.29)        (.57)        (.66)        (.64)         (.64)
  Realized gain on
  investments--net                                --        (.02)           --           --         (.17)
  In excess of realized gain on
  investments--net                                --           --           --           --          --++
                                            --------     --------     --------     --------      --------
Total dividends and distributions              (.29)        (.59)        (.66)        (.64)         (.81)
                                            --------     --------     --------     --------      --------
Net asset value, end of period              $  10.79     $  10.52     $  10.41     $   9.85      $  10.52
                                            ========     ========     ========     ========      ========

Total Investment Return:**
Based on net asset value per
  share                                     5.39%+++        6.89%       12.85%       (.28%)         8.39%
                                            ========     ========     ========     ========      ========

Ratios to Average Net Assets:
Expenses, net of reimbursement                 .00%*         .00%         .00%         .00%          .00%
                                            ========     ========     ========     ========      ========
Expenses                                       .92%*        1.10%        1.38%        1.38%         1.73%
                                            ========     ========     ========     ========      ========
Investment income--net                        5.48%*        5.37%        6.49%        6.22%         6.13%
                                            ========     ========     ========     ========      ========

Supplemental Data:
Net assets, end of period
  (in thousands)                            $  4,537     $  4,700     $    600     $    140      $  1,278
                                            ========     ========     ========     ========      ========
Portfolio turnover                            94.63%      185.42%       84.53%       91.75%       310.91%
                                            ========     ========     ========     ========      ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
++++Prior to April 3, 2000, Class I Shares were designated as Class
A Shares.
++++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


July 31, 2002, Mercury U.S. Government Securities Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                     Class A++++
                                           For the
                                          Six Months
                                            Ended
Increase (Decrease) in                     July 31,              For the Year Ended January 31,
Net Asset Value:                             2002         2002          2001         2000         1999
Per Share Operating Performance:
Net asset value, beginning of
  period                                    $  10.51     $  10.41     $   9.84     $  10.52      $  10.48
                                            --------     --------     --------     --------      --------
Investment income--net                     .29++++++          .55          .64          .61           .61
Realized and unrealized gain (loss)
  on investments--net                            .25          .12          .57        (.68)           .21
                                            --------     --------     --------     --------      --------
Total from investment operations                 .54          .67         1.21        (.07)           .82
                                            --------     --------     --------     --------      --------
Less dividends and distributions:
  Investment income--net                       (.28)        (.55)        (.64)        (.61)         (.61)
  Realized gain on
  investments--net                                --        (.02)           --           --         (.17)
  In excess of realized gain on
  investments--net                                --           --           --           --          --++
                                            --------     --------     --------     --------      --------
Total dividends and distributions              (.28)        (.57)        (.64)        (.61)         (.78)
                                            --------     --------     --------     --------      --------
Net asset value, end of period              $  10.77     $  10.51     $  10.41     $   9.84      $  10.52
                                            ========     ========     ========     ========      ========

Total Investment Return:**
Based on net asset value per
  share                                     5.17%+++        6.53%       12.68%       (.63%)         8.12%
                                            ========     ========     ========     ========      ========

Ratios to Average Net Assets:
Expenses, net of reimbursement                 .25%*         .25%         .25%         .25%          .25%
                                            ========     ========     ========     ========      ========
Expenses                                      1.17%*        1.36%        1.63%        1.67%         1.67%
                                            ========     ========     ========     ========      ========
Investment income--net                        5.23%*        5.08%        6.26%        6.02%         5.73%
                                            ========     ========     ========     ========      ========

Supplemental Data:
Net assets, end of period
  (in thousands)                            $  7,655     $  5,413     $  1,980     $    708      $  1,701
                                            ========     ========     ========     ========      ========
Portfolio turnover                            94.63%      185.42%       84.53%       91.75%       310.91%
                                            ========     ========     ========     ========      ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
++++Prior to April 3, 2000, Class A Shares were designated as Class
D Shares.
++++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


July 31, 2002, Mercury U.S. Government Securities Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                       Class B
                                           For the
                                          Six Months
                                            Ended
Increase (Decrease) in                     July 31,              For the Year Ended January 31,
Net Asset Value:                             2002         2002          2001         2000         1999
Per Share Operating Performance:
Net asset value, beginning of
  period                                    $  10.50     $  10.39     $   9.83     $  10.51      $  10.48
                                            --------     --------     --------     --------      --------
Investment income--net                       .25++++          .49          .59          .56           .56
Realized and unrealized gain (loss)
  on investments--net                            .26          .13          .56        (.68)           .20
                                            --------     --------     --------     --------      --------
Total from investment operations                 .51          .62         1.15        (.12)           .76
                                            --------     --------     --------     --------      --------
Less dividends and distributions:
  Investment income--net                       (.25)        (.49)        (.59)        (.56)         (.56)
  Realized gain on
  investments--net                                --        (.02)           --           --         (.17)
  In excess of realized gain on
  investments--net                                --           --           --           --          --++
                                            --------     --------     --------     --------      --------
Total dividends and distributions              (.25)        (.51)        (.59)        (.56)         (.73)
                                            --------     --------     --------     --------      --------
Net asset value, end of period              $  10.76     $  10.50     $  10.39     $   9.83      $  10.51
                                            ========     ========     ========     ========      ========

Total Investment Return:**
Based on net asset value per
  share                                     4.91%+++        6.10%       12.02%      (1.13%)         7.48%
                                            ========     ========     ========     ========      ========

Ratios to Average Net Assets:
Expenses, net of reimbursement                 .75%*         .75%         .75%         .75%          .75%
                                            ========     ========     ========     ========      ========
Expenses                                      1.69%*        1.87%        2.19%        2.22%         2.34%
                                            ========     ========     ========     ========      ========
Investment income--net                        4.74%*        4.61%        5.81%        5.54%         5.26%
                                            ========     ========     ========     ========      ========

Supplemental Data:
Net assets, end of period
  (in thousands)                            $ 49,174     $ 47,936     $ 16,121     $ 12,045      $ 14,817
                                            ========     ========     ========     ========      ========
Portfolio turnover                            94.63%      185.42%       84.53%       91.75%       310.91%
                                            ========     ========     ========     ========      ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


July 31, 2002, Mercury U.S. Government Securities Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                       Class C
                                           For the
                                          Six Months
                                            Ended
Increase (Decrease) in                     July 31,              For the Year Ended January 31,
Net Asset Value:                             2002         2002          2001         2000         1999
Per Share Operating Performance:
Net asset value, beginning of
  period                                    $  10.51     $  10.39     $   9.83     $  10.51      $  10.48
                                            --------     --------     --------     --------      --------
Investment income--net                       .25++++          .49          .58          .56           .55
Realized and unrealized gain (loss)
  on investments--net                            .26          .14          .56        (.68)           .20
                                            --------     --------     --------     --------      --------
Total from investment operations                 .51          .63         1.14        (.12)           .75
                                            --------     --------     --------     --------      --------
Less dividends and distributions:
  Investment income--net                       (.25)        (.49)        (.58)        (.56)         (.55)
  Realized gain on
  investments--net                                --        (.02)           --           --         (.17)
  In excess of realized gain on
  investments--net                                --           --           --           --          --++
                                            --------     --------     --------     --------      --------
Total dividends and distributions              (.25)        (.51)        (.58)        (.56)         (.72)
                                            --------     --------     --------     --------      --------
Net asset value, end of period              $  10.77     $  10.51     $  10.39     $   9.83      $  10.51
                                            ========     ========     ========     ========      ========

Total Investment Return:**
Based on net asset value per
  share                                      4.88+++        6.16%       11.97%      (1.18%)         7.43%
                                            ========     ========     ========     ========      ========

Ratios to Average Net Assets:
Expenses, net of reimbursement                 .80%*         .80%         .80%         .80%          .80%
                                            ========     ========     ========     ========      ========
Expenses                                      1.75%*        1.94%        2.25%        2.33%         2.47%
                                            ========     ========     ========     ========      ========
Investment income--net                        4.70%*        4.58%        5.75%        5.49%         5.21%
                                            ========     ========     ========     ========      ========

Supplemental Data:
Net assets, end of period
  (in thousands)                            $ 21,397     $ 18,217     $  6,790     $  3,400      $  4,679
                                            ========     ========     ========     ========      ========
Portfolio turnover                            94.63%      185.42%       84.53%       91.75%       310.91%
                                            ========     ========     ========     ========      ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


July 31, 2002, Mercury U.S. Government Securities Fund


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Mercury U.S. Government Securities Fund (the "Fund") is a series of The Asset Program, Inc. (the "Program") which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote upon any material changes under the distribution plan for Class A Shares). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market.
Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price
(options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Program's Board of Directors.



July 31, 2002, Mercury U.S. Government Securities Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(b) Repurchase agreements--The Fund may invest in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).



July 31, 2002, Mercury U.S. Government Securities Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Expenses--Certain expenses have been allocated to the individual Funds in the Program on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Program.

(i) Dollar rolls--The Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based on the average daily value of the Fund's net assets at the annual rate of .50%. For the six months ended July 31, 2002, FAM earned fees of $204,054, all of which were waived. FAM also reimbursed the Fund for additional expenses of $179,493.



July 31, 2002, Mercury U.S. Government Securities Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                 Account
                               Maintenance       Distribution
                                   Fees              Fees

Class A                             .25%               --
Class B                             .25%             .50%
Class C                             .25%             .55%


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended July 31, 2002, FAMD earned underwriting discounts and Merrill Lynch, Pierce, Fenner & Smith Incorporated
("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:


                                     FAMD           MLPF&S

Class I                             $  13          $   173
Class A                             $ 255          $ 3,277


For the six months ended July 31, 2002, MLPF&S received contingent deferred sales charges of $167,508 and $4,044 relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $2 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Program's transfer agent.

During the six months ended July 31, 2002, the Fund paid Merrill
Lynch Security Pricing Service, an affiliate of MLPF&S $880 for security price quotations to compute the net asset value of the Fund.



July 31, 2002, Mercury U.S. Government Securities Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


For the six months ended July 31, 2002, the Fund reimbursed FAM
$2,137 for certain accounting services.

Certain officers and/or directors of the Program are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended July 31, 2002 were $90,351,945 and $75,292,650, respectively.

Net realized gains (losses) for the six months ended July 31, 2002 and net unrealized gains (losses) as of July 31, 2002 were as follows:


                                       Realized         Unrealized
                                    Gains (Losses)    Gains (Losses)

Long-term investments               $    453,521       $  1,940,966
Options written                        (152,181)           (11,642)
                                    ------------       ------------
Total                               $    301,340       $  1,929,324
                                    ============       ============


As of July 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $1,929,324, of which $2,026,765 related to appreciated securities and $97,441 related to depreciated securities. The aggregate cost of investments at July 31, 2002 for Federal income tax purposes, including options written, was $92,877,996.

Transactions in call options written for the six months ended July 31, 2002 were as follows:


                                      Nominal Value
                                        Covered by       Premiums
                                         Options         Received

Outstanding call options written,
beginning of period                           --                 --
Options written                        4,000,000       $     15,734
                                    ------------       ------------
Outstanding call options written,
end of period                          4,000,000       $     15,734
                                    ============       ============


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $4,439,698 for the six months ended July 31, 2002 and $50,440,146 for the year ended January 31, 2002, respectively.



July 31, 2002, Mercury U.S. Government Securities Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Transactions in capital shares for each class were as follows:



Class I Shares for the Six Months                         Dollar
Ended July 31, 2002                       Shares          Amount

Shares sold                              827,951      $   8,742,550
Shares issued to shareholders in
reinvestment of dividends                  3,316             35,094
                                    ------------      -------------
Total issued                             831,267          8,777,644
Shares redeemed                        (857,389)        (9,079,699)
                                    ------------      -------------
Net decrease                            (26,122)      $   (302,055)
                                    ============      =============



Class I Shares for the Year                               Dollar
Ended January 31, 2002                    Shares          Amount

Shares sold                              510,884      $   5,364,653
Shares issued to shareholders in
reinvestment of dividends and
distributions                              4,760             49,996
                                    ------------      -------------
Total issued                             515,644          5,414,649
Shares redeemed                        (126,662)        (1,327,248)
                                    ------------      -------------
Net increase                             388,982      $   4,087,401
                                    ============      =============



Class A Shares for the Six Months                         Dollar
Ended July 31, 2002                       Shares          Amount

Shares sold                              832,926      $   8,830,582
Automatic conversion of shares            12,519            132,387
Shares issued to shareholders in
reinvestment of dividends                  5,330             56,256
                                    ------------      -------------
Total issued                             850,775          9,019,225
Shares redeemed                        (654,877)        (7,003,240)
                                    ------------      -------------
Net increase                             195,898      $   2,015,985
                                    ============      =============



Class A Shares for the Year                               Dollar
Ended January 31, 2002                    Shares          Amount

Shares sold                            1,133,431      $  11,900,884
Automatic conversion of shares            11,502            120,332
Shares issued to shareholders in
reinvestment of dividends and
distributions                              7,143             74,946
                                    ------------      -------------
Total issued                           1,152,076         12,096,162
Shares redeemed                        (827,352)        (8,670,869)
                                    ------------      -------------
Net increase                             324,724      $   3,425,293
                                    ============      =============



July 31, 2002, Mercury U.S. Government Securities Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)



Class B Shares for the Six Months                         Dollar
Ended July 31, 2002                       Shares          Amount

Shares sold                              999,398      $  10,594,864
Shares issued to shareholders in
reinvestment of dividends                 70,902            748,086
                                    ------------      -------------
Total issued                           1,070,300         11,342,950
Automatic conversion of shares          (12,531)          (132,387)
Shares redeemed                      (1,051,559)       (11,144,183)
                                    ------------      -------------
Net increase                               6,210      $      66,380
                                    ============      =============



Class B Shares for the Year                               Dollar
Ended January 31, 2002                    Shares          Amount

Shares sold                            3,495,974      $  36,671,020
Shares issued to shareholders in
reinvestment of dividends and
distributions                             86,546            908,063
                                    ------------      -------------
Total issued                           3,582,520         37,579,083
Automatic conversion of shares          (11,512)          (120,332)
Shares redeemed                        (558,215)        (5,861,499)
                                    ------------      -------------
Net increase                           3,012,793      $  31,597,252
                                    ============      =============



Class C Shares for the Six Months                         Dollar
Ended July 31, 2002                       Shares          Amount

Shares sold                              953,910      $  10,127,561
Shares issued to shareholders in
reinvestment of dividends                 30,215            319,242
                                    ------------      -------------
Total issued                             984,125         10,446,803
Shares redeemed                        (730,217)        (7,787,415)
                                    ------------      -------------
Net increase                             253,908      $   2,659,388
                                    ============      =============



Class C Shares for the Year                               Dollar
Ended January 31, 2002                    Shares          Amount

Shares sold                            1,601,383      $  16,816,966
Shares issued to shareholders in
reinvestment of dividends and
distributions                             41,043            430,582
                                    ------------      -------------
Total issued                           1,642,426         17,247,548
Shares redeemed                        (562,970)        (5,917,348)
                                    ------------      -------------
Net increase                           1,079,456      $  11,330,200
                                    ============      =============



July 31, 2002, Mercury U.S. Government Securities Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


5. Short-Term Borrowings:
The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of ..09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended July 31, 2002.


6. Reorganization Plan:
On April 10, 2002, the Program's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Merrill Lynch U.S. Government Mortgage Fund will acquire all of the assets and will assume all of the liabilities of the Fund in exchange for newly-issued shares of Merrill Lynch U.S. Government Mortgage Fund.



July 31, 2002, Mercury U.S. Government Securities Fund